PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Power Electric Transmission Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Remunerated period for capital cost (in years)	8 years
Eletrosul
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Appraisal amounts of transmission assets submitted to ANEEL		R$ 1,060,632
Approved amounts of transmission assets by ANEEL		1,007,043
Chesf
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Appraisal amounts of transmission assets submitted to ANEEL		5,627,200
Approved amounts of transmission assets by ANEEL		5,092,384
Furnas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Appraisal amounts of transmission assets submitted to ANEEL		10,699,000
Approved amounts of transmission assets by ANEEL		8,999,520
Eletronorte
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Appraisal amounts of transmission assets submitted to ANEEL		2,926,000
Approved amounts of transmission assets by ANEEL		R$ 2,579,312